Revenue Information - Summary of Revenue Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	$ 243,981,183	$ 244,841,400
Other revenue	7,301,666	2,594,903
Revenues	251,282,849	247,436,303
Commercial
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	163,893,988	173,056,345
Medicare
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	28,449,283	28,849,651
Medicaid
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	7,889,878	7,421,432
Attorney
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	24,271,130	14,784,804
Workers comp
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	9,960,660	10,569,156
Other patient revenue
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	$ 9,516,244	$ 10,160,012